Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 3. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying unaudited condensed financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and in conformity with the instructions on Form
10-Q
and Rule
8-03
of Regulation
S-X
and the related rules and regulations of the Securities and Exchange Commissions (“SEC”) and have been prepared on a basis which assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. In the opinion of management, the unaudited interim financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results of operations for the periods presented. The interim operating results are not necessarily indicative of results that may be expected for any subsequent period. The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto included in the 2022 Annual Report on Form
10-K.
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.
Cash and Cash Equivalents
The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The fair value of cash and cash equivalents approximates carrying value. At times, the Company’s cash balances may exceed the current insured amounts under the Federal Deposit Insurance Corporation (“FDIC”).
Inventory
All inventories are stated at lower of cost or net realizable value, with cost determined substantially on a
“first-in,
first-out”
basis. Selling, general, and administrative expenses are not inventoried, but are charged to expense when incurred. The following is a summary of the Company’s inventories at January 31, 2023 and April 30, 2022:

	January 31,	April 30,
	2023	2022
Raw materials	$359,965	$359,965
Sub-assemblies	347,986	345,217
Work in progress	21,741	21,741
Finished goods	28,663	28,662
Reserve for obsolescence	(81,446)	(81,446)

Total Inventory	$676,909	$674,139

Inventory consists mainly of raw materials and components used in the current hardware build of the MyoVista. Devices and components are used for research and development purposes and device sales, which to date have been in international markets as sale of the MyoVista in the U.S. is subject to FDA clearance. The Company is partway through a new pivotal clinical validation study and device testing necessary for a revised FDA De Novo submission, which is expected to take place during 2023. The Company believes that its hardware platform is in final form, however, prior to FDA clearance and market acceptance of the MyoVista, further hardware changes could be necessary which could have an impact on net realizable values. The majority of the Company’s current inventory is intended for use to build finished products for sales both internationally and in the U.S. following regulatory clearance. Finished products do not contain materials that would degrade significantly over the useable life of the device and are considered to have a useable life of over seven years. Existing inventory related to finished devices are planned to be updated to the latest hardware revision and specifically allocated to a limited distribution for field reliability studies and are not slated for general purpose sales. The Company periodically evaluates inventory and makes specific write-offs and provides an allowance for inventory that is considered obsolete due to hardware and or software related changes. If the Company does not receive FDA clearance and/or obtain market acceptance of the MyoVista, the Company could have further material write-downs of inventory due to obsolescence in excess of the amount currently reserved.
Research and Development Expenses
In accordance with ASC Topic 730,
Accounting for Research and Development Costs,
the Company accounts for research and development expenditures, including payments to collaborative research partners and regulatory filing costs, as research and development expenses. Accordingly, all research and development costs are charged to expense as incurred.
Property and Equipment
Property and equipment are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives. The range of estimated useful lives used to calculate depreciation is generally 3 to 5 years. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized. When items are retired or otherwise disposed, the related cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in other income (expense).

The following is a summary of the Company’s property and equipment at January 31, 2023 and April 30, 2022:

	January 31,	April 30,
	2023	2022
Equipment	$390,328	$379,612
Furniture & fixtures	102,563	102,563
Leasehold improvements	32,812	32,812

Total	525,703	514,987
Less: Accumulated depreciation	(465,042)	(444,952)

Property and equipment, net	$60,661	$70,035

Deferred Offering Costs
Deferred offering costs, consisting of legal, accounting, underwriting fees and other costs, incurred through the balance sheet date that are directly related to the Company’s IPO, were charged to stockholder’s equity upon completion of the IPO in June 2022.
Fair Value Measurements
The accounting guidance establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset transaction between market participants on the measurement date. Where available, fair value is based on observable market prices or is derived from such prices. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.
As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1 – Observable inputs such as quoted prices in active markets;

•	Level 2 – Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;

•	Level 3 – Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the assignment of an asset or liability within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgement and considers factors specific to the asset or liability. The carrying amounts of the Company’s financial instruments, which primarily include cash and cash equivalents, accounts payable and accrued expenses, approximate their fair values due to their short-term nature. The carrying amounts of the Company’s existing notes payable approximate their fair values at the stated interest rates and are reflective of the prevailing market rates.

Leases
The Company determines if a contract is or contains a lease at inception or modification of a contract. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. Control over the use of the identified asset means the lessee has both (a) the right to obtain substantially all of the economic benefits from the use of the asset and (b) the right to direct the use of the asset.
Right-of-use
assets and liabilities are recognized based on the present value of future minimum lease payments over the expected lease term at commencement date. The Company measures and records a right-of-use
asset and lease liability based on the discount rate implicit in the lease, if known. In cases where the discount rate implicit in the lease is not known, the Company measures the right-of-use
assets and lease liabilities using a discount rate equal to the Company’s estimated incremental borrowing rate for loans with similar collateral and duration.
The Company elected to not apply the recognition requirements to leases of all classes of underlying assets that, at the commencement date, have a lease term of 12 months or less and do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Instead, lease payments for such short-term leases are recognized in operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.
Stock-Based Compensation
The Company accounts for employee and
non-employee
share-based compensation in accordance with the provisions of ASC 718,
Compensation – Stock Compensation
. Under ASC 718, share-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the requisite service period (generally the vesting period of the equity grant).
The estimated fair value of Common Stock option awards is calculated using the Black-Scholes option pricing model, based on key assumptions such as fair value of Common Stock, expected volatility, and expected term. These estimates require the input of subjective assumptions, including (i) the expected stock price volatility, (ii) the calculation of the expected term of the award, (iii) the risk-free rate and (iv) expected dividend yields. As there has not been a public market for the Company’s Common Stock, management has determined the expected stock price volatility at the time of grant of the option by considering a number of objective and subjective factors, including stock price volatility of comparable companies that are publicly available and based on the industry, stage of life cycle, size and financial leverage of such other comparable companies.
Management has estimated the expected term of its Common Stock options using the “simplified” method, whereby, the expected term equals the arithmetic average of the vesting term and the original contractual term of the option due to its lack of sufficient historical data. The expected volatility is derived from the historical volatilities of comparable publicly traded companies over a period approximately equal to the expected term for the options. The risk-free interest rates for periods within the expected term of the option are based on the US Treasury securities with a maturity date that commensurate with the expected term of the associated award. There is no expected dividend yield since the Company has never paid cash dividends and does not expect to pay cash dividends in the foreseeable future.
For stock options issued to employees and
non-employees,
the fair value of stock-based awards is recognized as compensation expense over the requisite service period, which is defined as the period during which an employee is required to provide service in exchange for an award. The Company uses a straight-line attribution method for all grants that include only a service condition.
The Company accounts for forfeitures when they occur. Stock-based compensation expense recognized in the financial statements is reduced by actual awards forfeited.

Net Loss Per Common Share
Basic net loss per share excludes the effect of dilution and is computed by dividing the net loss attributable to common shareholders by the weighted-average number of shares of Common Stock outstanding during the period, without consideration of potentially dilutive securities.
Diluted net loss per share is computed by dividing the net loss attributable to common shareholders by the weighted-average number of Common Stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, convertible preferred stock, stock options, Common Stock subject to repurchase related to early exercise of stock options, convertible stock warrants and convertible notes are considered to be potentially dilutive securities. As the Company has reported a net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share for those periods.
Common Stock Warrants
The Company grants warrants to purchase Common Stock in connection with financing transactions. Warrants are valued based on Black-Scholes models and the fair value is recorded to additional paid-in-capital.
Revenue Recognition
In accordance with ASC 606,
Revenue from Contracts with Customers,
revenue is recognized when a customer obtains control of promised goods or services. The guidance focuses on the core principle for revenue recognition, which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company recognizes revenue in accordance with ASC 606, which provides a five-step model for recognizing revenue from contracts with customers as follows:

•	Step 1: Identify the contract(s) with a customer

•	Step 2: Identify the performance obligations in the contract

•	Step 3: Determine the transaction price

•	Step 4: Allocate the transaction price to the performance obligations in the contract

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation
A contract with a customer exists when (i) the Company enters into a legally enforceable contract with a customer, through a purchase order, that defines each party’s rights regarding the products to be transferred and identifies the payment terms related to these products, (ii) the contract has commercial substance and, (iii) the Company determines that collection of substantially all consideration for products that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. The only performance obligation is to create and ship the product and each product has separate, distinct pricing. Performance obligations are met and revenue is recognized at a point in time when the order for its goods are shipped FOB manufacturer and control is transferred.
The transaction price is determined based on the amount expected to be entitled to in exchange for transferring the product to the customer net of any transaction price adjustments. The Company’s payment terms to customers generally range from 30 to 60 days.
Payment terms fall within the
one-year
guidance for the practical expedient which allows the Company to forgo adjustment of the promised amount of consideration for the effects of a significant financing component. The Company accepts product returns at its discretion or if the product is defective as manufactured. Historically, the actual product returns have been immaterial to the Company’s financial statements. The Company elected to treat shipping and handling costs as a fulfillment cost and included them in the cost of goods sold as incurred. Costs associated with product sales include commissions. The Company applies the practical expedient and recognizes commissions as expense when incurred because the expense is incurred at a point in time and the amortization period is less than one year. Commissions are recorded as selling expense.

The Company did not recognize material revenues during the three and nine-month periods ended January 31, 2023 or 2022. The Company’s revenues do not require significant estimates or judgements. The Company is not party to contracts that include multiple performance obligations or material variable consideration. As of January 31, 2023 and April 30, 2022, th
e Company did not have any contract assets or liabilities from contracts with customers and there were no remaining performance obligations that the Company had not satisfied.
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires recognition of deferred tax assets, subject to valuation allowances, and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes. Management considers many factors when assessing the likelihood of future realization of deferred tax assets, including recent cumulative experience by taxing jurisdiction, expectations of future taxable income or loss, the carry-forward periods available to the Company for tax reporting purposes, and other relevant factors.
A valuation allowance is established if it is more likely than not that all or a portion of the net deferred tax assets will not be realized.
Accruals for uncertain tax positions are provided for in accordance with applicable accounting standards. The Company may recognize the tax benefits from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Judgement is required in assessing the future tax consequences of events that have been recognized in the financial statements or tax returns.
Based on its analysis, management has determined that it has not incurred any liability for unrecognized tax benefits as of January 31, 2023 and April 30, 2022.
The Company may be subject to potential examination by U.S. federal, U.S. states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws.
The Company is subject to income taxes in the U.S. federal jurisdiction and franchise taxes in the State of Texas. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. Generally, the Company is no longer subject to income tax examinations by major taxing authorities for years before 2018.

Note 3—Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and have been prepared on a basis which assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.
Cash and Cash Equivalents
The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The fair value of cash and cash equivalents approximates carrying value. At times, the Company’s cash balances may exceed the current insured amounts under the Federal Deposit Insurance Corporation (“FDIC”).
Inventory
Inventory consists of the following:

	April 30,
	2022	2021
Raw materials	$359,965	$381,930
Sub-assemblies	345,217	414,741
Work in progress	21,741	28,250
Finished goods	28,662	296,365
Reserve for obsolescence	(81,446)	(370,512)

Total Inventory	$674,139	$750,774

Inventory consists mainly of raw materials and components used in the current hardware build of the MyoVista. Devices and components are used for research and development purposes and device sales, which to date have been in international markets as sale of the MyoVista in the U.S. is subject to FDA clearance. The Company is partway through a new pivotal clinical validation study and device testing necessary for a revised FDA De Novo submission, which is expected to take place during the fiscal year ending April 30, 2023. The Company believes that its hardware platform is in final form, however, prior to FDA clearance and market acceptance of the MyoVista, further hardware changes could be necessary which could have an impact on net realizable values. The majority of the Company’s current inventory is intended for use to build finished products for sales both internationally and in the U.S. following regulatory clearance. Finished products do not contain materials that would degrade significantly over the useable life of the device and are considered to have a useable life of over seven years. Existing inventory related to finished devices are planned to be updated to the latest hardware revision and specifically allocated to a limited distribution for field reliability studies and are not slated for general purpose sales. On a quarterly basis, management evaluates inventory and makes specific write-offs and provides an allowance for inventory that is considered obsolete due to hardware and or software related changes. If the Company does not receive FDA clearance and/or obtain market acceptance of the MyoVista, the Company could have further material write-downs of inventory due to obsolescence in excess of the amount currently reserved.
Research and Development Expenses
In accordance with ASC Topic 730,
Accounting for Research and Development Costs,
the Company accounts for research and development expenditures, including payments to collaborative research partners and regulatory filing costs, as research and development expenses. Accordingly, all research and development costs are charged to expense as incurred.
Property and Equipment
Property and equipment are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives. The range of estimated useful lives used to calculate depreciation is generally 3 to 5 years. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized. When items are retired or otherwise disposed, the related cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in other income (expense).
Property and equipment consist of the following:

	April 30,
	2022	2021
Equipment	$379,612	$377,680
Furniture & fixtures	102,563	102,563
Leasehold improvements	32,812	32,812

Total	514,987	513,055
Less: Accumulated depreciation	(444,952)	(418,386)

Property and equipment, net	$70,035	$94,669

Depreciation expense for the years ended April 30, 2022 and 2021, was $26,566 and $32,967, respectively.

Deferred Offering Costs
Deferred offering costs, consisting of legal, accounting and other fees and costs related to the Company’s IPO, are capitalized and recorded on the balance sheet. The deferred offering costs will be offset against the proceeds received from the IPO. As of April 30, 2022, the Company had recorded $246,400 of deferred offering costs on the balance sheet. The Company had no deferred offering costs recorded as of April 30, 2021.
Fair Value Measurements
The accounting guidance establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset transaction between market participants on the measurement date. Where available, fair value is based on observable market prices or is derived from such prices. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.
As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1 – Observable inputs such as quoted prices in active markets;

•	Level 2 – Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;

•	Level 3 – Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the assignment of an asset or liability within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgement and considers factors specific to the asset or liability. The carrying amounts of the Company’s financial instruments, which primarily include cash and cash equivalents, accounts payable and accrued expenses, approximate their fair values due to their short-term nature. The carrying amounts of the Company’s existing notes payable approximate their fair values at the stated interest rates and are reflective of the prevailing market rates.
Leases
The Company determines if a contract is or contains a lease at inception or modification of a contract. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. Control over the use of the identified asset means the lessee has both (a) the right to obtain substantially all of the economic benefits from the use of the asset and (b) the right to direct the use of the asset.
Right-of-use
assets and liabilities are recognized based on the present value of future minimum lease payments over the expected lease term at commencement date. The Company measures and records a right-of-use
asset and lease liability based on the discount rate implicit in the lease, if known. In cases where the discount rate implicit in the lease is not known, the Company measures the right-of-use
assets and lease liabilities using a discount rate equal to the Company’s estimated incremental borrowing rate for loans with similar collateral and duration.

The Company elected to not apply the recognition requirements to leases of all classes of underlying assets that, at the commencement date, have a lease term of 12 months or less and do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Instead, lease payments for such short-term leases are recognized in operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.
Stock-Based Compensation
The Company accounts for employee and
non-employee
share-based compensation in accordance with the provisions of ASC 718,
Compensation – Stock Compensation
. Under ASC 718, share-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the requisite service period (generally the vesting period of the equity grant).
The estimated fair value of common stock option awards is calculated using the Black-Scholes option pricing model, based on key assumptions such as fair value of common stock, expected volatility, and expected term. These estimates require the input of subjective assumptions, including (i) the expected stock price volatility, (ii) the calculation of the expected term of the award, (iii) the risk-free rate and (iv) expected dividend yields. As there has not been a public market for the Company’s common stock, management has determined the expected stock price volatility at the time of grant of the option by considering a number of objective and subjective factors, including stock price volatility of comparable companies that are publicly available and based on the industry, stage of life cycle, size and financial leverage of such other comparable companies.
The Company has estimated the expected term of its common stock options using the “simplified” method, whereby, the expected term equals the arithmetic average of the vesting term and the original contractual term of the option due to its lack of sufficient historical data. The expected volatility is derived from the historical volatilities of comparable publicly traded companies over a period approximately equal to the expected term for the options. The risk-free interest rates for periods within the expected term of the option are based on the US Treasury securities with a maturity date that commensurate with the expected term of the associated award. There is no expected dividend yield since the Company has never paid cash dividends and does not expect to pay cash dividends in the foreseeable future.
For stock options issued to employees and
non-employees,
the fair value of stock-based awards is recognized as compensation expense over the requisite service period, which is defined as the period during which an employee is required to provide service in exchange for an award. The Company uses a straight-line attribution method for all grants that include only a service condition.
The Company accounts for forfeitures when they occur. Stock-based compensation expense recognized in the financial statements is reduced by actual awards forfeited.
Net Loss Per Common Share
Basic net loss per share excludes the effect of dilution and is computed by dividing the net loss attributable to common shareholders by the weighted-average number of shares of common stock outstanding during the period, without consideration of potentially dilutive securities.
Diluted net loss per share is computed by dividing the net loss attributable to common shareholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, convertible preferred stock, stock options, common stock subject to repurchase related to early exercise of stock options, convertible stock warrants and convertible notes are considered to be potentially dilutive securities. As the Company has reported a net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share for those periods.
On June 3, 2022, the Company filed a Certificate of Amendment to the Amended and Restated Certificate of Formation with the Secretary of the State of Texas to effect a 1-for-33 reverse stock split of its outstanding shares of common stock, with an effective date of June 10, 2022. As a result of the reverse stock split, every 33 shares of the Company’s issued and outstanding pre-reverse
split common stock were combined into one share of common stock, except to the extent that the reverse stock split resulted in any of the Company’s shareholders owning a fractional share, which was rounded up to the next highest whole share if such fraction was equal to or greater than one-half.
In connection with the reverse stock split, there was no change in the par value per share of $0.001. All share and per share numbers have been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.
Common Stock Warrants
The Company grants warrants to purchase common stock in connection with financing transactions. Warrants are valued based on Black-Scholes models and the fair value is recorded to additional paid-in-capital.
Revenue Recognition
In accordance with ASC 606,
Revenue from Contracts with Customers,
revenue is recognized when a customer obtains control of promised goods or services. The guidance focuses on the core principle for revenue recognition, which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company recognizes revenue in accordance with ASC 606, which provides a five-step model for recognizing revenue from contracts with customers as follows:

•	Step 1: Identify the contract(s) with a customer

•	Step 2: Identify the performance obligations in the contract

•	Step 3: Determine the transaction price

•	Step 4: Allocate the transaction price to the performance obligations in the contract

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation
A contract with a customer exists when (i) the Company enters into a legally enforceable contract with a customer, through a purchase order, that defines each party’s rights regarding the products to be transferred and identifies the payment terms related to these products, (ii) the contract has commercial substance and, (iii) the Company determines that collection of substantially all consideration for products that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. The only performance obligation is to create and ship the product and each product has separate, distinct pricing. Performance obligations are met and revenue is recognized at a point in time when the order for its goods are shipped FOB manufacturer and control is transferred.
The transaction price is determined based on the amount expected to be entitled to in exchange for transferring the product to the customer net of any transaction price adjustments. The Company’s payment terms to customers generally range from 30 to 60 days.

Payment terms fall within the
one-year
guidance for the practical expedient which allows the Company to forgo adjustment of the promised amount of consideration for the effects of a significant financing component. The Company accepts product returns at its discretion or if the product is defective as manufactured. Historically, the actual product returns have been immaterial to the Company’s financial statements. The Company elected to treat shipping and handling costs as a fulfillment cost and included them in the cost of goods sold as incurred. Costs associated with product sales include commissions. The Company applies the practical expedient and recognizes commissions as expense when incurred because the expense is incurred at a point in time and the amortization period is less than one year. Commissions are recorded as selling expense.
As of April 30, 2022 and April 30, 2021, the Company did not have any contract assets or liabilities from contracts with customers and there were no remaining performance obligations that the Company had not satisfied.
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires recognition of deferred tax assets, subject to valuation allowances, and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes. Management considers many factors when assessing the likelihood of future realization of deferred tax assets, including recent cumulative experience by taxing jurisdiction, expectations of future taxable income or loss, the carry-forward periods available to the Company for tax reporting purposes, and other relevant factors.
A valuation allowance is established if it is more likely than not that all or a portion of the net deferred tax assets will not be realized.
Accruals for uncertain tax positions are provided for in accordance with applicable accounting standards. The Company may recognize the tax benefits from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Judgement is required in assessing the future tax consequences of events that have been recognized in the financial statements or tax returns.
Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of April 30, 2022 and April 30, 2021.
The Company may be subject to potential examination by U.S. federal, U.S. states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws.
The Company is subject to income taxes in the U.S. federal jurisdiction and franchise taxes in the State of Texas. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. Generally, the Company is no longer subject to income tax examinations by major taxing authorities for years before 2018.

Recent Accounting Standards
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2020-06,
Debt—Debt with Conversion and Other Options
(Subtopic
470-20)
and
Derivatives and Hedging— Contracts in Entity’s Own Equity
(Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
. For convertible instruments, the FASB decided to reduce the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current U.S. GAAP.
Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in
capital. The FASB decided to amend the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions.
The FASB observed that the application of the derivatives scope exception guidance results in accounting for some contracts as derivatives while accounting for economically similar contracts as equity. The FASB also decided to improve and amend the related EPS guidance.
The amendments in this ASU are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The Company adopted ASU
2020-06
as of the reporting period beginning May 1, 2021. The adoption of this ASU did not have a material impact on the Company’s financial statements.
In October 2020, the FASB issued ASU
2020-10,
Codification Improvements,
which updates various codification topics by clarifying or improving disclosure requirements to align with the SEC’s regulations. The Company adopted ASU
2020-10
as of the reporting period beginning May 1, 2021. The adoption of this ASU did not have a material impact on the Company’s financial statements.
Concentration of Credit Risk
Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash. The Company maintains its cash with high-credit quality financial institutions. At April 30, 2022 and April 30, 2021, the Company had cash balances in excess of federally insured limits of $668,260 and $473,481, respectively. The Company does not anticipate non-performance
by its financial institution. At April 30, 2022 and April 30, 2021, the Company has certain debt holders that account for 31% and 54% of the Company’s debt instruments, respectively, which are fully convertible.